Derivative Financial Instruments	12 Months Ended
Dec. 31, 2017
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Derivative Financial Instruments

22. Derivative Financial Instruments

During the year ended December 31, 2016, the Company entered into US$773.0 foreign currency forward contract agreements to purchase US$773.0 for $1,009.0 at fixed rates varying from 1.3236 to 1.28655 that matured on May 6, 2016. These derivative financial instruments were entered into to mitigate foreign currency fluctuation risk on the purchase price of MWH that was to be paid in US dollars. The fair value of the contracts resulted in a realized loss of $10.2 in 2016. The Company designated these foreign currency forward contracts as a cash flow hedge which was effective to the date of maturity.